Unaudited Condensed Consolidated Statements Of Changes In Stockholders' Deficit - USD ($)	Total	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Common Class A [Member] Common Stock [Member]	Common Class B [Member] Common Stock [Member]
Balance at Dec. 31, 2020	$ (31,770,564)	$ 0	$ (31,771,139)	$ 0	$ 575
Balance (in Shares) at Dec. 31, 2020				0	5,750,000
Net income (loss)	11,627,209		11,627,209
Balance at Dec. 31, 2021	(20,143,355)	0	(20,143,930)	$ 0	$ 575
Balance (in Shares) at Dec. 31, 2021				0	5,750,000
Net income (loss)	6,672,603	0	6,672,603
Balance at Mar. 31, 2022	(13,470,752)	0	(13,471,327)		$ 575
Balance (in Shares) at Mar. 31, 2022					5,750,000
Balance at Dec. 31, 2021	(20,143,355)	0	(20,143,930)	$ 0	$ 575
Balance (in Shares) at Dec. 31, 2021				0	5,750,000
Net income (loss)	9,520,691
Balance at Jun. 30, 2022	(10,622,664)	0	(10,623,239)		$ 575
Balance (in Shares) at Jun. 30, 2022					5,750,000
Balance at Dec. 31, 2021	(20,143,355)	0	(20,143,930)	$ 0	$ 575
Balance (in Shares) at Dec. 31, 2021				0	5,750,000
Remeasurement of Class A common stock to redemption value	(2,775,518)		(2,775,518)
Net income (loss)	9,438,181		9,438,181
Balance at Dec. 31, 2022	(13,480,692)	0	(13,481,267)	$ 0	$ 575
Balance (in Shares) at Dec. 31, 2022				0	5,750,000
Balance at Mar. 31, 2022	(13,470,752)	0	(13,471,327)		$ 575
Balance (in Shares) at Mar. 31, 2022					5,750,000
Net income (loss)	2,848,088	0	2,848,088
Balance at Jun. 30, 2022	(10,622,664)	0	(10,623,239)		$ 575
Balance (in Shares) at Jun. 30, 2022					5,750,000
Balance at Dec. 31, 2022	(13,480,692)	0	(13,481,267)	$ 0	$ 575
Balance (in Shares) at Dec. 31, 2022				0	5,750,000
Remeasurement of Class A common stock to redemption value	(350,009)		(350,009)
Net income (loss)	(807,205)		(807,205)		$ 0
Balance at Mar. 31, 2023	(14,637,906)	0	(14,638,481)		$ 575
Balance (in Shares) at Mar. 31, 2023					5,750,000
Balance at Dec. 31, 2022	(13,480,692)	0	(13,481,267)	$ 0	$ 575
Balance (in Shares) at Dec. 31, 2022				0	5,750,000
Net income (loss)	(1,541,273)
Balance at Jun. 30, 2023	(16,369,786)	0	(16,370,361)		$ 575
Balance (in Shares) at Jun. 30, 2023					5,750,000
Balance at Mar. 31, 2023	(14,637,906)	0	(14,638,481)		$ 575
Balance (in Shares) at Mar. 31, 2023					5,750,000
Remeasurement of Class A common stock to redemption value	(1,370,522)		(1,370,522)
Contribution for non-redemption agreement	372,710		372,710
Net income (loss)	(734,068)		(734,068)		$ 0
Balance at Jun. 30, 2023	$ (16,369,786)	$ 0	$ (16,370,361)		$ 575
Balance (in Shares) at Jun. 30, 2023					5,750,000